Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (401)	$ (313)	$ 181	$ (1,085)	$ 318
Net actuarial gains (losses) on plan assets	307	324	105	851	93
Changes in asset ceiling excluding interest income			(1)		1
Net remeasurement gains (losses) recognized in OCI	(94)	11	285	(234)	412
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(25)	(22)	13	(73)	26
Net remeasurement gains (losses) recognized in OCI	$ (25)	$ (22)	$ 13	$ (73)	$ 26